Condensed Consolidated Interim Statements of Cash Flows (Details) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Cash flows from operating activities
Profit/(loss) before taxation		$ 1,254	$ (8,226)
Adjustments:
Interest income		(7)	(8)
Finance cost		(360)	(418)
Share-based payments	[1]	1,193
Changes in:
Cash generated from operations		12,615	11,039
Parent [member]
Cash flows from operating activities
Profit/(loss) before taxation		1,254	(8,226)
Adjustments:
Unrealized exchange losses		42	67
Depreciation and amortization		2,873	2,656
Impairment		25	185
Interest income		(7)	(8)
Finance cost		938	828
Expected credit loss on trade and other receivables			12
Expected credit loss on related party receivables			3
Loss/(Profit) on scrapping of property, plant & equipment			270
Prepayment write down			75
Share-based payments		1,193
Listing expense			65,381
Fair value loss/(gain) on derivative liability (warrants)		2,749	(3,437)
Fair value loss/(gain) on earnout liability		8,526	(56,832)
Operating cash inflows before working capital changes		17,593	974
Changes in:
Inventories		(225)	(190)
Trade and other receivables, net		(1,105)	(744)
Trade and other payables		1,926	13,785
Prepayments		(3,021)	97
Related party balances		(2,553)	(2,883)
Cash generated from operations		$ 12,615	$ 11,039

[1]	Refer to note 29 for further details.